Investments in Associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [Line Items]
Acquisition cost		₩ 2,481,761		₩ 2,539,956
Book value
Beginning balance		4,251,802		4,064,820
Acquisition		96,255		17,659
Disposal		(207)		0
Dividends received		(98,175)		(136,012)
Share of income (loss)		59,092		37,418
Other comprehensive income (loss)		(48,911)		39,199
Others (book value)		(9,069)		228,718
Ending balance		₩ 4,250,787		₩ 4,251,802
Korea Gas Corporation
Disclosure of associates [Line Items]
Key operation activities		Importing and wholesaling LNG		Importing and wholesaling LNG
Location		KOREA		KOREA
Percentage of ownership		20.47%	[1]	20.47%	[2]
Effective percentage of ownership	[3]	22.02%		21.57%
Acquisition cost		₩ 94,500		₩ 94,500
Book value
Beginning balance		1,693,967		1,701,848
Acquisition		0		0
Disposal		0		0
Dividends received		(7,182)		(25,704)
Share of income (loss)		(14,104)		8,511
Other comprehensive income (loss)		(25,023)		12,687
Others (book value)		(333)		(3,375)
Ending balance		1,647,325		1,693,967
The fair value of associates		584,010		715,365
Share in net assets		1,703,281		1,757,205
Total assets		35,909,775		39,311,855
Total liabilities		28,174,619		31,165,334
Net assets		7,735,156		8,146,521
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(55,956)		(63,238)
Sales of Associates		20,833,722		24,982,640
Profit (loss) for the period of Associates		₩ (172,060)	[4]	₩ 38,764	[5]
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
Book value
Beginning balance		25,393		21,838
Acquisition		0		0
Disposal		0		0
Dividends received		(2,146)		(1,598)
Share of income (loss)		3,806		5,002
Other comprehensive income (loss)		0		0
Others (book value)		(1,423)		151
Ending balance		25,630		25,393
The fair value of associates		45,048		33,089
Share in net assets		25,630		25,393
Total assets		164,015		186,434
Total liabilities		75,636		98,872
Net assets		88,379		87,562
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		297,962		306,026
Profit (loss) for the period of Associates		₩ 16,284		₩ 17,467
YTN Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Broadcasting		Broadcasting
Location		KOREA		KOREA
Percentage of ownership		21.43%		21.43%
Effective percentage of ownership	[3]	21.43%		21.43%
Acquisition cost		₩ 59,000		₩ 59,000
Book value
Beginning balance		39,747		40,338
Acquisition		0		0
Disposal		0		0
Dividends received		(90)		(180)
Share of income (loss)		1,086		(449)
Other comprehensive income (loss)		(6)		5
Others (book value)		(188)		33
Ending balance		40,549		39,747
The fair value of associates		27,000		18,450
Share in net assets		40,549		39,747
Total assets		295,151		281,699
Total liabilities		105,923		96,211
Net assets		189,228		185,488
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		126,730		127,782
Profit (loss) for the period of Associates		₩ 7,095		₩ (1,230)
Cheongna Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location		KOREA		KOREA
Percentage of ownership		43.90%		43.90%
Effective percentage of ownership	[3]	43.90%		43.90%
Acquisition cost		₩ 0		₩ 48,353
Book value
Beginning balance		1,411		3,465
Acquisition		990		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,518		(2,054)
Other comprehensive income (loss)		0		0
Others (book value)		(4,919)		0
Ending balance		0		1,411
Share in net assets		0		(112)
Total assets		0		383,034
Total liabilities		0		383,288
Net assets		0		(254)
Investment differential		0		2,584
Intercompany transaction		0		(1,061)
Others (consolidated FS)		0		0
Sales of Associates		0		68,626
Profit (loss) for the period of Associates		₩ 0		₩ (2,567)
Gangwon Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	15.00%		15.00%
Effective percentage of ownership	[3]	15.00%		15.00%
Acquisition cost		₩ 5,725		₩ 5,725
Book value
Beginning balance		12,327		13,220
Acquisition		0		0
Disposal		0		0
Dividends received		(1,988)		(2,272)
Share of income (loss)		1,104		1,379
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		11,443		12,327
Share in net assets		11,394		12,278
Total assets		77,297		83,528
Total liabilities		1,336		1,674
Net assets		75,961		81,854
Investment differential		49		49
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		23,350		24,116
Profit (loss) for the period of Associates		₩ 7,472		₩ 9,380
Hyundai Green Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value
Beginning balance		124,253		127,160
Acquisition		0		0
Disposal		0		0
Dividends received		(8,889)		(8,889)
Share of income (loss)		17,410		5,982
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		132,774		124,253
Share in net assets		132,774		124,253
Total assets		874,574		1,086,738
Total liabilities		416,732		658,279
Net assets		457,842		428,459
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		390,442		507,653
Profit (loss) for the period of Associates		₩ 55,591		₩ 26,222
Shareholders' agreements that may cause future economic resource or cash outflows		As of December 31, 2020, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares in Hyundai Green Power Co., Ltd. when claimed by the financial investors at certain period of time in the future. Also, at certain period of time in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Group"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Group.		As of December 31, 2019, Hyundai Green Power Co., Ltd., an associate of the Group, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of W919.2 billion with Korea Development Bank and others. At a certain period in the future, the Group has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Group has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Group"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.
Korea Power Exchange
Disclosure of associates [Line Items]
Key operation activities		Management of power market and others		Management of power market and others
Location		KOREA		KOREA
Percentage of ownership		100.00%	[7]	100.00%	[8]
Effective percentage of ownership	[3]	100.00%		100.00%
Acquisition cost		₩ 127,839		₩ 127,839
Book value
Beginning balance		258,899		251,802
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,860		10,907
Other comprehensive income (loss)		1		0
Others (book value)		8,362		(3,810)
Ending balance		269,122		258,899
Share in net assets		269,122		260,757
Total assets		337,577		315,683
Total liabilities		68,455		54,926
Net assets		269,122		260,757
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(1,858)
Sales of Associates		104,698		107,034
Profit (loss) for the period of Associates		₩ 979		₩ 8,268
AMEC Partners Korea Ltd.
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		KOREA		KOREA
Percentage of ownership		19.00%		19.00%
Effective percentage of ownership	[3]	19.00%		19.00%
Acquisition cost		₩ 0		₩ 0
Book value
Beginning balance		0		209
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		3
Others (book value)		0		(212)
Ending balance		0		0
Share in net assets		0		0
Total assets		0
Total liabilities		0
Net assets		0
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		30.66%		30.66%	[9]
Effective percentage of ownership	[3]	46.30%		46.30%
Acquisition cost		₩ 0		₩ 71,070
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		0		(39,217)
Total assets		0		465,238
Total liabilities		0		549,940
Net assets		0		(84,702)
Investment differential		0		0
Intercompany transaction		0		(954)
Others (consolidated FS)		0		40,171
Sales of Associates		0		91,842
Profit (loss) for the period of Associates		0		(27,882)
Unrecognized equity interest		(14,035)		12,890
Accumulated unrecognized equity interest		₩ 24,696		₩ 38,731
Shareholders' agreements that may cause future economic resource or cash outflows				The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation ("NACF") and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.
Ecollite Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Artificial light-weight aggregate		Artificial light-weight aggregate
Location		KOREA		KOREA
Percentage of ownership		0.00%		36.10%
Effective percentage of ownership	[3]	0.00%		36.10%
Acquisition cost		₩ 0		₩ 1,516
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0	[10]	0
Share in net assets		0		554
Total assets		0		1,838
Total liabilities		0		304
Net assets		0		1,534
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(554)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ (97)
Taebaek Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[3]	25.00%		25.00%
Acquisition cost		₩ 3,810		₩ 3,810
Book value
Beginning balance		7,039		5,665
Acquisition		0		0
Disposal		0		0
Dividends received		(175)		0
Share of income (loss)		(472)		1,374
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		6,392		7,039
Share in net assets		6,392		7,039
Total assets		28,048		36,182
Total liabilities		2,480		8,027
Net assets		25,568		28,155
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		4,364		6,177
Profit (loss) for the period of Associates		₩ (561)		₩ 5,494
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.		In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Group acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities				Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement. Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[3]	25.00%		25.00%
Acquisition cost		₩ 3,420		₩ 3,420
Book value
Beginning balance		2,553		2,569
Acquisition		0		0
Disposal		0		0
Dividends received		0
Share of income (loss)		534		(16)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		3,087		2,553
Share in net assets		3,087		2,553
Total assets		44,434		35,061
Total liabilities		32,085		24,847
Net assets		12,349		10,214
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,023		349
Profit (loss) for the period of Associates		₩ 1,368		₩ (61)
Shareholders' agreements that may cause future economic resource or cash outflows				At the commencement of the operation of the faciliity, the Group has a right to purchase all or part of the shares from the shareholders at fair value.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[3]	25.00%		25.00%
Acquisition cost		₩ 3,875		₩ 3,875
Book value
Beginning balance		5,877		5,419
Acquisition		0		0
Disposal		0
Dividends received		(813)
Share of income (loss)		(37)		458
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		5,027		5,877
Share in net assets		5,027		5,877
Total assets		72,713		79,756
Total liabilities		52,606		56,248
Net assets		20,107		23,508
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		8,387		10,713
Profit (loss) for the period of Associates		₩ (154)		₩ 2,010
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation. The Company is under agreement of O&M with the entity. Pursuant to the agreement, the Company guarantees a certain level of utilization rate and it is obligated to pay the penalty in the event of suspension in power generating.		In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Group acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of the stakeholders.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Daeryun Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	9.34%		9.34%
Effective percentage of ownership	[3]	9.34%		9.34%
Acquisition cost		₩ 40,854		₩ 40,854
Book value
Beginning balance		26,247		26,099
Acquisition		0		0
Disposal		0		0
Dividends received		0
Share of income (loss)		104		173
Other comprehensive income (loss)		0
Others (book value)		2		(25)
Ending balance		26,353		26,247
Share in net assets		27,173		27,066
Total assets		789,277		802,546
Total liabilities		498,346		512,757
Net assets		290,931		289,789
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(820)		(819)
Sales of Associates		126,343		163,129
Profit (loss) for the period of Associates		₩ 1,941		₩ 1,836
Shareholders' agreements that may cause future economic resource or cash outflows		The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.
Significant restrictions on its abilities		Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the majority of major stakeholders.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained and Shares cannot be wholly or partially transferred without consent of the majority of lenders is obtained.
Changjuk Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		30.00%		30.00%
Effective percentage of ownership	[3]	30.00%		30.00%
Acquisition cost		₩ 3,801		₩ 3,801
Book value
Beginning balance		8,520		8,086
Acquisition		0		0
Disposal		0		0
Dividends received		(750)		0
Share of income (loss)		97		434
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		7,867		8,520
Share in net assets		7,867		8,520
Total assets		27,515		29,875
Total liabilities		1,292		1,476
Net assets		26,223		28,399
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		4,777		6,076
Profit (loss) for the period of Associates		₩ 656		₩ 1,447
KNH Solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Effective percentage of ownership	[3]	27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value
Beginning balance		2,382		2,337
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		54		45
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,436		2,382
Share in net assets		2,436		2,382
Total assets		18,240		20,465
Total liabilities		9,219		11,641
Net assets		9,021		8,824
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,564		3,377
Profit (loss) for the period of Associates		₩ 728		₩ 278
Significant restrictions on its abilities		Principals and interests on subordinated loans or dividends to shareholders cannot be paid without written consent of financial institutions. Also, shares cannot be wholly or partially transferred without the consent of other shareholders.		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions. Also, Shares cannot be wholly or partially transferred without consent of other shareholders is obtained.
SPC Power Corporation
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		38.00%		38.00%
Effective percentage of ownership	[3]	38.00%		38.00%
Acquisition cost		₩ 20,635		₩ 20,635
Book value
Beginning balance		63,583		57,558
Acquisition		0		0
Disposal		0		0
Dividends received		(10,764)		(14,229)
Share of income (loss)		5,491		5,929
Other comprehensive income (loss)		11,649		14,286
Others (book value)		(47)		39
Ending balance		69,912		63,583
The fair value of associates		139,698		117,230
Share in net assets		90,348		86,672
Total assets		255,462		250,544
Total liabilities		17,705		22,459
Net assets		237,757		228,085
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(20,436)		(23,089)
Sales of Associates		47,091		63,218
Profit (loss) for the period of Associates		₩ 39,677		₩ 39,876
Gemeng International Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		34.00%		34.00%
Effective percentage of ownership	[3]	34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value
Beginning balance		670,896		647,010
Acquisition		0		0
Disposal		0		0
Dividends received		(11,620)		(11,468)
Share of income (loss)		15,965		26,300
Other comprehensive income (loss)		4,468		9,209
Others (book value)		(1)		(155)
Ending balance		679,708		670,896
Share in net assets		679,709		670,896
Total assets		7,427,157		6,758,957
Total liabilities		5,428,013		4,785,740
Net assets		1,999,144		1,973,217
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(1)		0
Sales of Associates		1,955,707		2,024,730
Profit (loss) for the period of Associates		₩ 64,077		₩ 95,435
Shareholders' agreements that may cause future economic resource or cash outflows		Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.		Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Group provided a performance guarantee on this agreement.
PT. Cirebon Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		27.50%		27.50%
Effective percentage of ownership	[3]	27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value
Beginning balance		123,425		108,628
Acquisition		0		0
Disposal		0		0
Dividends received		(9,782)
Share of income (loss)		11,330		11,079
Other comprehensive income (loss)		434		(65)
Others (book value)		(7,596)		3,783
Ending balance		117,811		123,425
Share in net assets		117,811		123,425
Total assets		730,020		852,457
Total liabilities		301,615		403,639
Net assets		428,405		448,818
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		246,014		277,370
Profit (loss) for the period of Associates		₩ 40,676		₩ 39,581
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		NIGERIA		NIGERIA
Percentage of ownership		14.63%	[11]	14.63%	[12]
Effective percentage of ownership	[3]	14.63%		14.63%
Acquisition cost		₩ 12		₩ 12
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(22)		(27)
Other comprehensive income (loss)		671		(380)
Others (book value)		(649)		407
Ending balance		0		0
Share in net assets		(10,464)		(11,113)
Total assets		22,215		58,402
Total liabilities		93,736		134,361
Net assets		(71,521)		(75,959)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		10,464		11,113
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (142)		₩ (182)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		NIGERIA		NIGERIA
Percentage of ownership		14.63%	[11]	14.63%	[12]
Effective percentage of ownership	[3]	14.63%		14.63%
Acquisition cost		₩ 12		₩ 12
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(22)		(29)
Other comprehensive income (loss)		617		(349)
Others (book value)		(595)		378
Ending balance		0		0
Share in net assets		(9,618)		(10,213)
Total assets		23,999		54,275
Total liabilities		89,739		124,086
Net assets		(65,740)		(69,811)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		9,618		10,213
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (142)		₩ (180)
PT Wampu Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		46.00%		46.00%
Effective percentage of ownership	[3]	46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value
Beginning balance		29,355		31,097
Acquisition		0		0
Disposal		0		0
Dividends received		(1,303)		0
Share of income (loss)		3,245		(2,867)
Other comprehensive income (loss)		(1,639)		2
Others (book value)		(1,793)		1,123
Ending balance		27,865		29,355
Share in net assets		27,865		29,355
Total assets		199,841		222,266
Total liabilities		139,264		158,451
Net assets		60,577		63,815
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		20,265		18,165
Profit (loss) for the period of Associates		₩ 7,372		₩ (2,315)
PT. Bayan Resources TBK
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		INDONESIA		INDONESIA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
Book value
Beginning balance		445,141		511,646
Acquisition		0		0
Disposal		0		0
Dividends received		(15,720)		(71,100)
Share of income (loss)		17,139		6,181
Other comprehensive income (loss)		(21,256)		(1,586)
Others (book value)		(70)		0
Ending balance		425,234		445,141
The fair value of associates		798,510		880,860
Share in net assets		149,949		136,012
Total assets		1,544,875		1,302,637
Total liabilities		795,131		622,576
Net assets		749,744		680,061
Investment differential		351,662		385,508
Intercompany transaction		0		0
Others (consolidated FS)		(76,377)		(76,379)
Sales of Associates		1,646,390		1,707,387
Profit (loss) for the period of Associates		₩ 219,406		₩ 252,855
S-Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[3]	49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value
Beginning balance		115,784		114,566
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(5,429)		1,218
Other comprehensive income (loss)		0		0
Others (book value)		(63)		0
Ending balance		110,292		115,784
Share in net assets		111,802		117,403
Total assets		782,561		805,622
Total liabilities		554,393		566,025
Net assets		228,168		239,597
Investment differential		0		0
Intercompany transaction		(1,510)		(1,619)
Others (consolidated FS)		0		0
Sales of Associates		421,519		576,554
Profit (loss) for the period of Associates		₩ (10,805)		₩ 2,319
Pioneer Gas Power Limited
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDIA		INDIA
Percentage of ownership		38.50%		38.50%
Effective percentage of ownership	[3]	38.50%		38.50%
Acquisition cost		₩ 49,831		₩ 49,831
Book value
Beginning balance		0		20,395
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(20,784)
Other comprehensive income (loss)		0		389
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(38,284)		(22,459)
Total assets		260,344		309,059
Total liabilities		359,790		367,399
Net assets		(99,446)		(58,340)
Investment differential		22,278		22,278
Intercompany transaction		0		0
Others (consolidated FS)		16,006		181
Sales of Associates		0		0
Profit (loss) for the period of Associates		(44,568)		(54,501)
Unrecognized equity interest		15,824		114
Accumulated unrecognized equity interest		₩ 15,938		₩ 114
Eurasia Energy Holdings
Disclosure of associates [Line Items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		RUSSIA		RUSSIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(175)		(186)
Total assets		556		592
Total liabilities		993		1,056
Net assets		(437)		(464)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		175		186
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		0
Unrecognized equity interest		(10)		6
Accumulated unrecognized equity interest		₩ 175		₩ 185
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		LAOS		LAOS
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[3]	25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value
Beginning balance		72,935		77,165
Acquisition		0		3,052
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,896)		(10,210)
Other comprehensive income (loss)		(5,469)		2,928
Others (book value)		0		0
Ending balance		64,570		72,935
Share in net assets		65,665		74,026
Total assets		1,138,994		1,194,125
Total liabilities		876,336		898,023
Net assets		262,658		296,102
Investment differential		305		305
Intercompany transaction		(1,110)		(1,106)
Others (consolidated FS)		(290)		(290)
Sales of Associates		140,069		6,731
Profit (loss) for the period of Associates		₩ (11,318)		₩ (40,437)
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Recycling fly ashes		Recycling fly ashes
Location		KOREA		KOREA
Percentage of ownership	[6]	8.33%		8.33%
Effective percentage of ownership	[3]	8.33%		8.33%
Acquisition cost		₩ 50		₩ 50
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(2)		(2)
Total assets		203		203
Total liabilities		231		231
Net assets		(28)		(28)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		0
Unrecognized equity interest				0
Accumulated unrecognized equity interest		₩ 2		₩ 2
Green Biomass Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		7.85%		7.85%	[13]
Effective percentage of ownership	[3]	7.85%		7.85%
Acquisition cost		₩ 0		₩ 714
Book value
Beginning balance		108		115
Acquisition		0		0
Disposal		(108)		0
Dividends received		0		0
Share of income (loss)		0		(73)
Other comprehensive income (loss)		0		0
Others (book value)		0		66
Ending balance		0		108
Share in net assets		0		108
Total assets		0		3,866
Total liabilities		0		2,487
Net assets		0		1,379
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		17
Profit (loss) for the period of Associates		₩ 0		₩ (925)
PT. Mutiara Jawa
Disclosure of associates [Line Items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		INDONESIA		INDONESIA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value
Beginning balance		1,438		365
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		459		1,031
Other comprehensive income (loss)		(117)		42
Others (book value)		0		0
Ending balance		1,780		1,438
Share in net assets		1,780		1,438
Total assets		23,061		26,109
Total liabilities		16,923		21,150
Net assets		6,138		4,959
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		7,946		11,196
Profit (loss) for the period of Associates		₩ 2,523		3,396
Unrecognized equity interest				0
Accumulated unrecognized equity interest				₩ 0
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Recycling fly ashes		Recycling fly ashes
Location		KOREA		KOREA
Percentage of ownership	[14]	2.35%		2.35%
Effective percentage of ownership	[3]	25.54%		25.54%
Acquisition cost		₩ 686		₩ 686
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		5,983		5,980
Total assets		24,024		26,625
Total liabilities		598		3,209
Net assets		23,426		23,416
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(5,983)		(5,980)
Sales of Associates		10,483		10,876
Profit (loss) for the period of Associates		23		1,946
Unrecognized equity interest		(3)		(497)
Accumulated unrecognized equity interest		₩ 785		₩ 788
Shareholders' agreements that may cause future economic resource or cash outflows		For Samcheok Eco Materials Co., Ltd., ordinary shareholders have the right to buy the shares of preferred shareholders if preferred shareholders intend to sell their preferred stock until December 26, 2023, and ordinary shareholders shall guarantee the investment principle of preferred shareholders.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Noeul Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value
Beginning balance		6,610		8,015
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,413)		(1,395)
Other comprehensive income (loss)		0		0
Others (book value)		0		(10)
Ending balance		4,197		6,610
Share in net assets		4,197		6,610
Total assets		116,929		137,370
Total liabilities		102,457		114,578
Net assets		14,472		22,792
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		27,486		36,435
Profit (loss) for the period of Associates		₩ (8,303)		₩ (4,810)
Naepo Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		41.67%		41.67%
Effective percentage of ownership	[3]	41.67%		41.67%
Acquisition cost		₩ 0		₩ 29,200
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(9,789)		0
Other comprehensive income (loss)		0		0
Others (book value)		9,789		0
Ending balance		0		0
Share in net assets		0		(9,281)
Total assets		0		77,070
Total liabilities		0		99,345
Net assets		0		(22,275)
Investment differential		0		2
Intercompany transaction		0		0
Others (consolidated FS)		0		9,279
Sales of Associates		0		6,572
Profit (loss) for the period of Associates		0		(31,577)
Unrecognized equity interest		(7,003)		9,281
Accumulated unrecognized equity interest		₩ 2,278		₩ 9,281
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Goseong Green Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	1.12%		1.12%
Effective percentage of ownership	[3]	1.12%		1.12%
Acquisition cost		₩ 2,900		₩ 2,900
Book value
Beginning balance		2,340		2,459
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(154)		(119)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,186		2,340
Share in net assets		2,324		2,474
Total assets		4,559,480		3,399,058
Total liabilities		4,351,119		3,177,210
Net assets		208,361		221,848
Investment differential		0		0
Intercompany transaction		(138)		(134)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (12,280)		₩ (10,276)
Gangneung Eco Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	1.61%		1.61%
Effective percentage of ownership	[3]	1.61%		1.61%
Acquisition cost		₩ 2,900		₩ 2,900
Book value
Beginning balance		2,430		2,495
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(62)		(65)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,368		2,430
Share in net assets		2,496		2,553
Total assets		2,630,752		1,362,692
Total liabilities		2,475,848		1,204,202
Net assets		154,904		158,490
Investment differential		0		0
Intercompany transaction		(128)		(123)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (3,623)		₩ (3,830)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[3]	40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value
Beginning balance		66,956		67,600
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		11,877		(827)
Other comprehensive income (loss)		(3,604)		198
Others (book value)		(5,638)		(15)
Ending balance		69,591		66,956
Share in net assets		82,512		69,712
Total assets		1,020,650		981,387
Total liabilities		814,369		807,107
Net assets		206,281		174,280
Investment differential		3,559		12,800
Intercompany transaction		(16,480)		(15,556)
Others (consolidated FS)		0		0
Sales of Associates		520,468		119,162
Profit (loss) for the period of Associates		₩ 32,002		₩ 11,847
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[3]	28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value
Beginning balance		215		202
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(5)		13
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		210		215
Share in net assets		208		213
Total assets		2,001		2,483
Total liabilities		1,258		1,722
Net assets		743		761
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		387		454
Profit (loss) for the period of Associates		₩ (11)		₩ 47
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[15]	33.61%		33.61%
Effective percentage of ownership	[3]	34.01%		34.01%
Acquisition cost		₩ 148,105		₩ 148,105
Book value
Beginning balance		76,547		76,386
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		4,095		441
Other comprehensive income (loss)		0		0
Others (book value)		(5)		(280)
Ending balance		80,637		76,547
Share in net assets		94,791		91,060
Total assets		1,374,640		1,474,224
Total liabilities		1,095,926		1,206,478
Net assets		278,714		267,746
Investment differential		1,757		1,757
Intercompany transaction		(3,329)		(3,688)
Others (consolidated FS)		(12,582)		(12,582)
Sales of Associates		524,890		689,414
Profit (loss) for the period of Associates		₩ 10,982		₩ 2,849
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDIA		INDIA
Percentage of ownership	[6]	5.16%		5.16%
Effective percentage of ownership	[3]	5.16%		5.16%
Acquisition cost		₩ 9,000	[16]	₩ 9,000	[17]
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		2,403		2,625
Total assets		58,699		64,111
Total liabilities		12,122		13,240
Net assets		46,577		50,871
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(2,403)		(2,625)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
SE Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		84.80%		84.80%
Effective percentage of ownership	[3]	84.80%		84.80%
Acquisition cost		₩ 0		₩ 0
Book value
Beginning balance		0		3,366
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		(75)
Others (book value)		0		(3,291)
Ending balance		0		0
Share in net assets		0		0
Total assets		0		0
Total liabilities		0		0
Net assets		0		0
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		46.59%		49.90%	[18]
Effective percentage of ownership	[3]	46.59%		49.90%
Acquisition cost		₩ 5,190		₩ 5,190
Book value
Beginning balance		2,361
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		(411)
Other comprehensive income (loss)		0
Others (book value)		215		2,361
Ending balance		2,165		2,361
Share in net assets		2,165		2,361
Total assets		6,281		6,181
Total liabilities		1,634		1,450
Net assets		4,647		4,731
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (810)		₩ (617)
Significant restrictions on its abilities		Before the commencement of the operation, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Before the commencement of the operation, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		34.00%		34.00%	[18]
Effective percentage of ownership	[3]	34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value
Beginning balance		255,983		0
Acquisition		0		0
Disposal		0		0
Dividends received		(25,796)		0
Share of income (loss)		14,265		0
Other comprehensive income (loss)		0		0
Others (book value)		(26)		255,983
Ending balance		244,426		255,983
Share in net assets		244,426		255,983
Total assets		2,174,835		2,301,774
Total liabilities		1,455,935		1,548,883
Net assets		718,900		752,891
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		685,579		688,055
Profit (loss) for the period of Associates		₩ 41,955		₩ 75,842
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value
Beginning balance		2,060		2,002
Acquisition		0		0
Disposal		0		0
Dividends received		(325)		(327)
Share of income (loss)		331		385
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,066		2,060
Share in net assets		2,066		2,060
Total assets		13,843		15,486
Total liabilities		6,718		8,385
Net assets		7,125		7,101
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,343		3,639
Profit (loss) for the period of Associates		₩ 1,149		₩ 1,442
Busan Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value
Beginning balance		10,637		12,537
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,862)		(1,884)
Other comprehensive income (loss)		0		0
Others (book value)		3		(16)
Ending balance		8,778		10,637
Share in net assets		8,777		10,637
Total assets		170,261		173,537
Total liabilities		139,995		136,857
Net assets		30,266		36,680
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		1		0
Sales of Associates		40,241		52,256
Profit (loss) for the period of Associates		₩ (6,422)		₩ (6,496)
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	18.87%		18.87%
Effective percentage of ownership	[3]	18.87%		18.87%
Acquisition cost		₩ 1,000		₩ 1,000
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(3,582)		(3,292)
Total assets		9,340		10,614
Total liabilities		28,322		28,062
Net assets		(18,982)		(17,448)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		3,582		3,292
Sales of Associates		0		0
Profit (loss) for the period of Associates		(1,501)		(5,777)
Unrecognized equity interest		290		1,090
Accumulated unrecognized equity interest		₩ 3,582		₩ 3,292
Korea Electric Vehicle Charging Service
Disclosure of associates [Line Items]
Key operation activities		Electric vehicle charge service		Electric vehicle charge service
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[3]	28.00%		28.00%
Acquisition cost		₩ 2,800		₩ 2,800
Book value
Beginning balance		1,063		1,593
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(491)		(515)
Other comprehensive income (loss)		0		0
Others (book value)		4		(15)
Ending balance		576		1,063
Share in net assets		576		1,063
Total assets		8,173		12,810
Total liabilities		6,116		9,013
Net assets		2,057		3,797
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		10,807		8,428
Profit (loss) for the period of Associates		₩ (1,756)		₩ (1,841)
Ulleungdo Natural Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		29.85%		29.85%
Effective percentage of ownership	[3]	29.85%		29.85%
Acquisition cost		₩ 0		₩ 0
Book value
Beginning balance		0		4,628
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(1)
Other comprehensive income (loss)		0		0
Others (book value)		0		(4,627)
Ending balance		0		0
Share in net assets		0		0
Net assets		0		0
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		₩ 0		₩ 0
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electric material agency		Electric material agency
Location		KOREA		KOREA
Percentage of ownership		28.98%		29.00%
Effective percentage of ownership	[3]	28.98%		29.00%
Acquisition cost		₩ 537		₩ 290
Book value
Beginning balance		0	[19]	175
Acquisition		247		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(43)		(79)
Other comprehensive income (loss)		(4)		0
Others (book value)		0		(96)
Ending balance		200		0	[19]
Share in net assets		361		160
Total assets		1,350		928
Total liabilities		105		375
Net assets		1,245		553
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(161)		(160)
Sales of Associates		1,062		1,441
Profit (loss) for the period of Associates		₩ (150)		₩ (50)
Tamra Offshore Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Effective percentage of ownership	[3]	27.00%		27.00%
Acquisition cost		₩ 0		₩ 0
Book value
Beginning balance		0		10,401
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		(10,401)
Ending balance		0		0
Share in net assets		0		0
Net assets		0		0
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		₩ 0		₩ 0
Korea Electric Power Corporation Fund
Disclosure of associates [Line Items]
Key operation activities		Developing electric enterprises		Developing electric enterprises
Location		KOREA		KOREA
Percentage of ownership	[20]	98.09%		98.09%
Effective percentage of ownership	[3]	98.09%		98.09%
Acquisition cost		₩ 51,500		₩ 51,500
Book value
Beginning balance		41,126		47,189
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(908)		(6,931)
Other comprehensive income (loss)		1,708		868
Others (book value)		0		0
Ending balance		41,926		41,126
Share in net assets		41,923		41,122
Total assets		42,988		42,162
Total liabilities		249		239
Net assets		42,739		41,923
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		3		4
Sales of Associates		82		127
Profit (loss) for the period of Associates		₩ (730)		₩ (5,430)
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Asset management		Asset management
Location		KOREA		KOREA
Percentage of ownership	[6]	9.90%		9.90%
Effective percentage of ownership	[3]	9.90%		9.90%
Acquisition cost		₩ 297		₩ 297
Book value
Beginning balance		791		665
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		147		126
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		938		791
Share in net assets		938		791
Total assets		10,424		8,712
Total liabilities		946		721
Net assets		9,478		7,991
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,130		5,118
Profit (loss) for the period of Associates		₩ 1,488		₩ 1,415
Daegu clean Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[3]	28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value
Beginning balance		13		17
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1)		(4)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		12		13
Share in net assets		12		13
Total assets		368		371
Total liabilities		324		323
Net assets		44		48
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (1)		₩ (14)
Yaksu ESS Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value
Beginning balance		516		460
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(62)		56
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		454		516
Share in net assets		453		514
Total assets		6,584		7,325
Total liabilities		5,022		5,551
Net assets		1,562		1,774
Investment differential		1		2
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		217		1,191
Profit (loss) for the period of Associates		₩ (212)		₩ 363
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		NEPAL		NEPAL
Percentage of ownership	[21]	60.35%		57.76%
Effective percentage of ownership	[3]	58.59%		58.59%
Acquisition cost		₩ 50,268		₩ 35,571
Book value
Beginning balance		31,145		30,961
Acquisition		14,697		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,699)		(854)
Other comprehensive income (loss)		(1,466)		1,038
Others (book value)		0		0
Ending balance		42,677		31,145
Share in net assets		39,975		30,173
Total assets		109,321		78,309
Total liabilities		41,093		26,783
Net assets		68,228		51,526
Investment differential		971		972
Intercompany transaction		0		0
Others (consolidated FS)		1,731		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (444)		₩ (1,380)
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 2,000		₩ 2,000
Book value
Beginning balance		948		1,206
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(22)		(258)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		926		948
Share in net assets		908		930
Total assets		28,634		28,816
Total liabilities		24,095		24,164
Net assets		4,539		4,652
Investment differential		18		18
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (113)		₩ (1,007)
PND solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value
Beginning balance		1,144		1,020
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		5		124
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,149		1,144
Share in net assets		995		990
Total assets		38,997		40,941
Total liabilities		35,566		37,526
Net assets		3,431		3,415
Investment differential		154		154
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,129		6,908
Profit (loss) for the period of Associates		₩ (121)		₩ 1,665
Hyundai Ecoenergy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	19.00%		19.00%
Effective percentage of ownership	[3]	19.00%		19.00%
Acquisition cost		₩ 3,610		₩ 3,610
Book value
Beginning balance		3,781		3,388
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		469		393
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,250		3,781
Share in net assets		4,036		3,567
Total assets		195,040		209,395
Total liabilities		173,800		190,622
Net assets		21,240		18,773
Investment differential		214		214
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		24,166		13,343
Profit (loss) for the period of Associates		4,280		1,306
Unrecognized equity interest		(14,035)		12,890
Accumulated unrecognized equity interest		₩ 24,696		₩ 38,731
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	9.63%		9.63%
Effective percentage of ownership	[3]	9.63%		9.63%
Acquisition cost		₩ 533		₩ 533
Book value
Beginning balance		386		533
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(74)		(147)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		312		386
Share in net assets		12		86
Total assets		43,039		46,488
Total liabilities		42,915		45,594
Net assets		124		894
Investment differential		300		300
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,802		6,511
Profit (loss) for the period of Associates		₩ (637)		₩ (1,510)
Shareholders' agreements that may cause future economic resource or cash outflows				As of December 31, 2019, YeongGwang Yaksu Wind Electric. Co., Ltd., an associate of the Group, which engages in the wind power generating business in YeongGwang, Jeonra-namdo, and entered into a project financing agreement with a limit of W46 billion with Hanhwa Life Insurance Co., Ltd. and others. The Group set the shares of YeongGwang Yaksu Wind Electric. Co., Ltd. as a collateral for the the project financing to the lenders.
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value
Beginning balance		163
Acquisition		0		1,189
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(138)		(1,026)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		25		163
Share in net assets		(754)		(616)
Total assets		53,934		33,937
Total liabilities		56,533		36,060
Net assets		(2,599)		(2,123)
Investment differential		779		779
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (920)		₩ (5,923)
Korea Energy Solution Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D		R & D
Location		KOREA		KOREA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value
Beginning balance		259
Acquisition		0		300
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(62)		(41)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		197		259
Share in net assets		197		253
Total assets		1,009		1,285
Total liabilities		25		18
Net assets		984		1,267
Investment differential		0		6
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		78		134
Profit (loss) for the period of Associates		₩ (280)		₩ (233)
ITR Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D		R & D
Location		KOREA		KOREA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 50		₩ 50
Book value
Beginning balance		33
Acquisition		0		50
Disposal		0		0
Dividends received		0		0
Share of income (loss)		7		(17)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		40		33
Share in net assets		40		32
Total assets		418		376
Total liabilities		220		214
Net assets		198		162
Investment differential		1		1
Intercompany transaction		0		0
Others (consolidated FS)		(1)		0
Sales of Associates		153		167
Profit (loss) for the period of Associates		₩ (66)		₩ (88)
Structure test network Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		KOREA		KOREA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[3]	20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value
Beginning balance		21
Acquisition		0		25
Disposal		0		0
Dividends received		0		0
Share of income (loss)		6		(4)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		27		21
Share in net assets		(27)		(32)
Total assets		101		89
Total liabilities		234		249
Net assets		(133)		(160)
Investment differential		54		53
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		99		76
Profit (loss) for the period of Associates		₩ 27		₩ (72)
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		15.00%	[22]	15.00%	[23]
Effective percentage of ownership	[3]	15.00%		15.00%
Acquisition cost		₩ 969		₩ 969
Book value
Beginning balance		812
Acquisition		0		969
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(709)		(157)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		103		812
Share in net assets		83		793
Total assets		63,041		34,595
Total liabilities		62,488		29,310
Net assets		553		5,285
Investment differential		20		19
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		1,128		0
Profit (loss) for the period of Associates		₩ (4,655)		₩ (1,149)
Indeck Niles Development, LLC
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		24.08%	[24]	50.00%	[25]
Effective percentage of ownership	[3]	24.08%		50.00%
Acquisition cost		₩ 45,562		₩ 0
Book value
Beginning balance		0
Acquisition		45,562		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(13,344)		0
Other comprehensive income (loss)		(9,846)		0
Others (book value)		(1,745)		0
Ending balance		20,627		0
Share in net assets		8,017		24,646
Total assets		772,124		49,465
Total liabilities		738,826		174
Net assets		33,298		49,291
Investment differential		12,610		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(24,646)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (29,392)		₩ (25,430)
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Indeck Niles Asset Management, LLC
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Effective percentage of ownership	[3]	33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value
Beginning balance		87
Acquisition		0		0
Disposal		0		0
Dividends received		(539)		(245)
Share of income (loss)		559		333
Other comprehensive income (loss)		0		(1)
Others (book value)		(6)		0
Ending balance		101		87
Share in net assets		101		87
Total assets		314		271
Total liabilities		11		9
Net assets		303		262
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		2,272		1,513
Profit (loss) for the period of Associates		₩ 1,139		₩ 753
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [Line Items]
Key operation activities		Holding company		Holding company
Location		KOREA		KOREA
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[3]	49.00%		49.00%
Acquisition cost		₩ 7,300		₩ 7,105
Book value
Beginning balance		7,126
Acquisition		294		7,105
Disposal		(99)		0
Dividends received		(291)		0
Share of income (loss)		296		21
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		7,326		7,126
Share in net assets		7,326		7,126
Total assets		15,157		14,559
Total liabilities		206		15
Net assets		14,951		14,544
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		634		59
Profit (loss) for the period of Associates		₩ 603		₩ 44
Suwon New Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		39.90%		39.90%
Effective percentage of ownership	[3]	33.11%		33.10%
Acquisition cost		₩ 798		₩ 798
Book value
Beginning balance		798
Acquisition		0		798
Disposal		0		0
Dividends received		0		0
Share of income (loss)		256		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,054		798
Share in net assets		651		662
Total assets		1,974		2,000
Total liabilities		8		0
Net assets		1,966		2,000
Investment differential		0		0
Intercompany transaction		267		0
Others (consolidated FS)		136		136
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
KPGE Inc.
Disclosure of associates [Line Items]
Key operation activities		Power generation materials business		Power generation materials business
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[3]	29.00%		29.00%
Acquisition cost		₩ 287		₩ 287
Book value
Beginning balance		287
Acquisition		0		287
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		287		287
Share in net assets		287		285
Total assets		1,021		984
Total liabilities		32		0
Net assets		989		984
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		2
Sales of Associates		354		0
Profit (loss) for the period of Associates		₩ 5		₩ (6)
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		44.00%		19.00%	[26]
Effective percentage of ownership	[3]	44.00%		19.00%
Acquisition cost		₩ 4,757		₩ 2,054
Book value
Beginning balance		2,054
Acquisition		2,703		2,054
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(75)		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,682		2,054
Share in net assets		4,367		1,976
Total assets		339,223		193,464
Total liabilities		329,298		183,063
Net assets		9,925		10,401
Investment differential		315		78
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		13,192		7,635
Profit (loss) for the period of Associates		₩ (329)		₩ (355)
Goduk Clean Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		KOREA		KOREA
Percentage of ownership		61.00%	[27]	61.00%	[28]
Effective percentage of ownership	[3]	61.00%		61.00%
Acquisition cost		₩ 1,830		₩ 1,830
Book value
Beginning balance		1,830
Acquisition		0		1,830
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(843)		0
Other comprehensive income (loss)		(27)		0
Others (book value)		0		0
Ending balance		960		1,830
Share in net assets		960		1,830
Total assets		1,639		3,000
Total liabilities		65		0
Net assets		1,574		3,000
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (1,382)		₩ 0
Energy Innovation Fund I
Disclosure of associates [Line Items]
Key operation activities		Holding company
Location		KOREA
Percentage of ownership		71.91%
Effective percentage of ownership	[3]	71.91%
Acquisition cost		₩ 0
Book value
Acquisition		4,000
Disposal		0
Dividends received		(2)
Share of income (loss)		(159)
Other comprehensive income (loss)		0
Others (book value)		(3,839)
Ending balance		0
Share in net assets		0
Total assets		0
Total liabilities		0
Net assets		0
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0
SureDataLab Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		23.95%
Effective percentage of ownership	[3]	23.95%
Acquisition cost		₩ 126
Book value
Acquisition		126
Disposal		0
Dividends received		0
Share of income (loss)		(41)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		85
Share in net assets		85
Total assets		400
Total liabilities		47
Net assets		353
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		303
Profit (loss) for the period of Associates		₩ (108)
SEP Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		21.26%
Effective percentage of ownership	[3]	21.26%
Acquisition cost		₩ 27
Book value
Acquisition		27
Disposal		0
Dividends received		0
Share of income (loss)		(13)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		14
Share in net assets		14
Total assets		164
Total liabilities		100
Net assets		64
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (63)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		25.25%
Effective percentage of ownership	[3]	25.25%
Acquisition cost		₩ 38
Book value
Acquisition		38
Disposal		0
Dividends received		0
Share of income (loss)		101
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		139
Share in net assets		139
Total assets		1,163
Total liabilities		613
Net assets		550
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		1,208
Profit (loss) for the period of Associates		₩ 390
Tronix Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[3]	20.00%
Acquisition cost		₩ 75
Book value
Acquisition		75
Disposal		0
Dividends received		0
Share of income (loss)		44
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		119
Share in net assets		119
Total assets		942
Total liabilities		349
Net assets		593
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		2,030
Profit (loss) for the period of Associates		₩ (6)
O2&B Global Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[3]	20.00%
Acquisition cost		₩ 25
Book value
Acquisition		25
Disposal		0
Dividends received		0
Share of income (loss)		(3)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		22
Share in net assets		22
Total assets		233
Total liabilities		125
Net assets		108
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		285
Profit (loss) for the period of Associates		₩ (57)
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[3]	20.00%
Acquisition cost		₩ 1,570
Book value
Acquisition		79
Disposal		0
Dividends received		0
Share of income (loss)		(475)
Other comprehensive income (loss)		0
Others (book value)		1,492
Ending balance		1,096
Share in net assets		602
Total assets		147,908
Total liabilities		144,898
Net assets		3,010
Investment differential		494
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		6,017
Profit (loss) for the period of Associates		₩ (2,365)
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.90%
Effective percentage of ownership	[3]	29.90%
Acquisition cost		₩ 1
Book value
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		0
Share in net assets		(116)
Total assets		11,164
Total liabilities		11,551
Net assets		(387)
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		116
Sales of Associates		0
Profit (loss) for the period of Associates		(309)
Unrecognized equity interest		116
Accumulated unrecognized equity interest		₩ 116
Jeju SolarOne Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[29]	10.00%
Effective percentage of ownership	[3]	10.00%
Acquisition cost		₩ 161
Book value
Acquisition		161
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		(2)
Others (book value)		0
Ending balance		159
Share in net assets		159
Total assets		1,608
Total liabilities		14
Net assets		1,594
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (4)
Goesan Solar Park Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[3]	29.00%
Acquisition cost		₩ 1,276
Book value
Acquisition		1,276
Disposal		0
Dividends received		0
Share of income (loss)		408
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		1,684
Share in net assets		1,684
Total assets		56,332
Total liabilities		50,524
Net assets		5,808
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		2,809
Profit (loss) for the period of Associates		₩ (262)
Saemangeum Heemang Photovoltaic Co.,Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		35.00%
Effective percentage of ownership	[3]	35.00%
Acquisition cost		₩ 11,022
Book value
Acquisition		11,022
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		11,022
Share in net assets		10,282
Total assets		35,447
Total liabilities		6,070
Net assets		29,377
Investment differential		740
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (1,943)
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[3]	29.00%
Acquisition cost		₩ 29
Book value
Acquisition		29
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		29
Share in net assets		29
Total assets		100
Total liabilities		0
Net assets		100
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		30.00%
Effective percentage of ownership	[3]	30.00%
Acquisition cost		₩ 714
Book value
Acquisition		714
Disposal		0
Dividends received		0
Share of income (loss)		864
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		1,578
Share in net assets		1,578
Total assets		72,557
Total liabilities		67,297
Net assets		5,260
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[30]	19.46%
Effective percentage of ownership	[3]	19.46%
Acquisition cost		₩ 230
Book value
Acquisition		230
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		230
Share in net assets		230
Total assets		1,182
Total liabilities		0
Net assets		1,182
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0
Muan Solar Park Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[30]	19.00%
Effective percentage of ownership	[3]	19.00%
Acquisition cost		₩ 4,180
Book value
Acquisition		4,180
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		4,180
Share in net assets		3,871
Total assets		245,431
Total liabilities		225,057
Net assets		20,374
Investment differential		309
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		14,359
Profit (loss) for the period of Associates		₩ (966)
YuDang Solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[3]	20.00%
Acquisition cost		₩ 360
Book value
Acquisition		360
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		360
Share in net assets		497
Total assets		23,360
Total liabilities		20,876
Net assets		2,484
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		(137)
Sales of Associates		1,611
Profit (loss) for the period of Associates		₩ 686
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[30]	19.50%
Effective percentage of ownership	[3]	19.50%
Acquisition cost		₩ 5,510
Book value
Acquisition		5,510
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		5,510
Share in net assets		4,714
Total assets		295,570
Total liabilities		271,396
Net assets		24,174
Investment differential		796
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		1,900
Profit (loss) for the period of Associates		₩ (1,684)
Daewon Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		25.36%
Effective percentage of ownership	[3]	25.36%
Acquisition cost		₩ 3,910
Book value
Acquisition		3,910
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		3,910
Share in net assets		3,866
Total assets		15,370
Total liabilities		122
Net assets		15,248
Investment differential		44
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (93)

[1]	The effective percentage of ownership is 22.02% considering treasury stocks.
[2]	The effective percentage of ownership is 21.57% considering treasury stocks.
[3]	The percentage of ownership shown above is after considering the treasury stocks and others.
[4]	The loss for the year ended December 31, 2020 is reduced by the associate entity's net income (loss) attributable to non-controlling interests.
[5]	The profit recognized for the years ended December 31, 2019 is reduced by the associate entity's net income attributable to non-controlling interests.
[6]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company's financial and operating policy of the board of directors.
[7]	The effective percentage of ownership is 100%. However, the Government regulates the Company's ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company's other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[8]	The effective percentage of ownership is 100%. However, the Government regulates the Company's ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company's other subsidiaries. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[9]	As of December 31, 2019, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders' agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[10]	The Company recognized an impairment loss for the carrying amount of Ecollite Co., Ltd. during the prior period due to the suspension of operating activities. Ecollite Co., Ltd. has been removed from associates since it is under the process of liquidation as of December 31, 2020.
[11]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[12]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.
[13]	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee's sales transactions is generated from the Company.
[14]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.
[15]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[16]	The Company recognized a full impairment loss for the carrying amount of Jinbhuvish Power Generation Pvt. Ltd. before the prior year, due to the Company's decision to withdraw its business since there are no business activities occurring
[17]	The Company recognized a full impairment loss for the carrying amount of Jinbhuvish Power Generation Pvt. Ltd. before the prior year, due to the Company's decision to withdraw its business since there is no business activities occurring.
[18]	Daejung Offshore Wind Power Co., Ltd. and GS Donghae Electric Power Co., Ltd. are reclassified from joint ventures to associates, and Jeongam Wind Power Co., Ltd. and Korea Power Engineering Service Co., Ltd. are reclassified from associates to joint ventures during the year ended December 31, 2019.
[19]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW96 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[20]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[21]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders' agreement. Accordingly, the entity is classified as an associate.
[22]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.
[23]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors. Accordingly, the entities are classified as an associate.
[24]	According to the shareholders' agreement, additional investment of 50% of total stake is agreed by March 2022
[25]	Although the investment amount is not paid as of December 31, 2019, the Company has an investment agreement on 50% of the interests. the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[26]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[27]	Even though the effective percentage of ownership is more than 50%, the Company does not hold control over the entity as it has less than 50% of decision-making rights. However the Company can exercise significant influence on the entity by participating in the board of directors and others.Therefore the entity is classified as an associate.
[28]	Even though the effective percentage of ownership is more than 50%, the Company does not hold control over the entity according to its proportion to make decisions, which is less than 50%. However the Company can exercise significant influence on the entity by participating in the board of directors and others.Therefore the entity is classified as an associate.
[29]	It was newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, it is classified as an associate, judging that the Company can exercise significant influence on the entity.
[30]	The entities were newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.